INVESTMENTS IN JOINT VENTURES (Equity in Joint Venture income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments and Joint Ventures [Abstract]
Net income allocation	$ 9,055	$ 1,848	$ 5,108	$ 5,516	$ 5,346	$ (646)	$ 2,551	$ 5,256	$ 13,672	$ 9,097	$ 8,071
Unrealized gain on fair value option									7,855	3,410	2,477
Total equity in joint venture income									21,527	12,507	10,548
Participation income allocation									$ 7,869	$ 1,400